Clients Representing Company's Net Revenue (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Customer Concentration Risk [Member] | Sales Revenue, Net | Client A
Revenue, Major Customer [Line Items]
Clients which represented 10% or more of the company's net revenue	26.00%	31.00%	31.00%